J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.32

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304720336	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material.
(redacted)	304715268	Appraised Value	(redacted)	(redacted)	Review Value is the Appraisal (redacted) value. Appraisal (redacted) value is (redacted). BPO Value is (redacted). Tape Value is the Market Approach value from Appraisal (redacted).
(redacted)	304715268	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material.
(redacted)	304725165	Amortization Type	Fixed Rate	Fixed (IO)	Per the Note, the loan has a (redacted) month interest only period.
(redacted)	304725165	Original Note Balance	(redacted)	(redacted)	Per the Note, the original balance is (redacted). Unable to determine the source of the tape value.
(redacted)	304725165	Original Interest Rate	(redacted)	(redacted)	Per the Note, the interest rate is (redacted). Unable to determine the source of the tape value.
(redacted)	304725165	Interest Only Term In Months	(redacted)	(redacted)	Per the Note, the loan has a (redacted) month interest only period.
(redacted)	304725165	Original Loan to Value	(redacted)	(redacted)	The Approval reflects LTV (redacted), unable to determine the source of the tape value.
(redacted)	304725165	Original Combined Loan to Value	(redacted)	(redacted)	The Approval reflects LTV (redacted), unable to determine the source of the tape value.
(redacted)	304725165	Original P&I Payment	(redacted)	(redacted)	Per the Note, the original interest only payment is (redacted). The first P&I payment starting (redacted) is (redacted). Unable to determine the source of the tape value.
(redacted)	304725165	Appraised Value	(redacted)	(redacted)	Appraised value is (redacted). Tape value reflects the property's recent list price. Appraised value is lower so that was used.
(redacted)	304725165	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approval reflects DSCR (redacted). Unable to determine the source of the tape value. Non material variance to either value, and no DSCR calculation in the file.
(redacted)	304751775	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material ((redacted) Min Required)
(redacted)	304730788	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review DSCR based on documented PITIA.
(redacted)	304750035	Property Type	Single Family - Detached	Condo	Subject is a condominium as per Appraisal. Source of Tape Value is unknown.
(redacted)	304866982	Original Note Balance	(redacted)	(redacted)	Source of Tape is unknown. Review Value captured from the Note, (redacted).
(redacted)	304866982	Original Interest Rate	(redacted)	(redacted)	Source of Tape is unknown. Review Value captured from the Note, (redacted).
(redacted)	304866982	Original P&I Payment	(redacted)	(redacted)	Source of Tape is unknown. Review Value captured from the Note, (redacted).
(redacted)	304866982	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Non-material variance is due to the hazard insurance premium (Minimum Required (redacted)).
(redacted)	304758207	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Remove. Variance is non-material (Min Required (redacted))
(redacted)	304856536	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Non-material variance is due to rounding.